Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	WSGI
Entity Registrant Name	WORLD SURVEILLANCE GROUP INC.
Entity Central Index Key	0000919742
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash	$ 5,532	$ 29,491	$ 12
Cash and cash equivalents		29,491	12
Accounts receivable from related party	20,886
Inventories	4,500		1,545,490
Prepaid expenses	102,149
Assets from discontinued operations	6,406	6,406	6,406
TOTAL CURRENT ASSETS	139,473	35,897	1,551,908
PROPERTY AND EQUIPMENT
Property and equipment, net of accumulated depreciation of $126,670	2,635,966
Deposits		350	11,150
OTHER NONCURRENT ASSETS
Deposits		350	11,150
Intangible assets, net of accumulated amortization of $1,049,425 at December 31, 2009			2,179,574
TOTAL NONCURRENT ASSETS		350	2,190,724
TOTAL ASSETS	2,775,439	36,247	3,742,632
CURRENT LIABILITIES
Accounts payable	5,091,356	5,315,659	4,220,167
Notes payable	8,231,302	7,811,510	7,391,718
Accrued liabilities	1,958,791	3,576,587
Other accrued liabilities		3,576,587	3,311,025
Deferred revenues	204,660
Derivative liabilities	125,420	1,329,489	1,406,665
Liabilities from discontinued operations	1,365,929	1,365,929	1,387,406
TOTAL CURRENT LIABILITIES	16,977,458	19,399,174	17,716,981
TOTAL LIABILITIES	16,977,458	19,399,174
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common stock Value	4,269	3,226	2,631
Additional paid-in capital	131,426,211	125,146,946	120,114,115
Accumulated deficit	(145,632,499)	(144,513,099)	(134,717,089)
TOTAL STOCKHOLDERS' DEFICIT	(14,202,019)	(19,362,927)	(13,974,349)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,775,439	36,247	3,742,632
Series E Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred Stock			100
TOTAL STOCKHOLDERS' DEFICIT			100
Additional paid-in capital - Series E Preferred stock			625,894
Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred Stock

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and equipment, accumulated depreciation	$ 126,670
Intangible assets, accumulated amortization			1,049,425
Accounts payable, due to joint venture partner	0	289,753	396,625
Accrued liabilities, due to joint venture partner	0	2,185,000
Other accrued liabilities, due to joint venture partner		$ 2,185,000	$ 2,185,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	750,000,000	500,000,000	500,000,000
Common stock, shares issued	426,884,160	322,538,559	263,040,586
Common stock, shares outstanding	426,884,160	322,538,559	263,040,586
Series E Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	100,000	100,000	100,000
Preferred Stock, shares issued	0	0	100,000
Preferred Stock, shares outstanding	0	0	100,000
Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Net sales	$ 203,682	$ 250,000
REVENUES		250,000
Cost of sales	183,786
Gross profit	19,896	250,000
EXPENSES
General and administrative	2,594,198	3,277,319	4,749,910
Professional fees	1,121,597	2,249,082	1,771,372
Depreciation and amortization	123,450	968,700
Amortization of intangibles		968,700	1,049,425
Research and development	425,562	2,162,837
Acquisition-related expenses	95,000
TOTAL EXPENSES	4,359,807	8,657,938	7,570,707
LOSS FROM OPERATIONS	(4,339,911)	(8,407,938)	(7,570,707)
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities	2,474,753		629,563
Change in fair value of derivative liabilities	1,204,069	77,176	(1,287,984)
Impairment of intangible assets		(1,210,875)
Interest expense, net	(458,311)	(607,957)	(1,185,379)
OTHER INCOME (EXPENSE)	3,220,511	(1,378,290)	(1,843,800)
LOSS FROM CONTINUING OPERATIONS	(1,119,400)	(9,786,228)	(9,414,507)
LOSS FROM DISCONTINUED OPERATIONS		(9,782)
NET LOSS	(1,119,400)	(9,796,010)	(9,414,507)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
BASIC and DILUTED	374,043,495	293,619,380	216,936,864
LOSS PER SHARE FROM CONTINUING OPERATIONS
BASIC and DILUTED	$ 0	$ (0.03)	$ (0.04)
LOSS PER SHARE FROM DISCONTINUED OPERATIONS
BASIC and DILUTED	$ 0	$ 0
NET LOSS PER SHARE
BASIC and DILUTED	$ 0	$ (0.03)	$ (0.04)
All Other
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities	2,474,753	363,366
Derivative Financial Instruments, Liabilities
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities			$ 629,563

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Series E Preferred Stock	Common stock issued as payments for accrued salaries and expenses	Common stock issued as payments for accrued salaries and expenses Series E Preferred Stock	Common stock issued as payments for accounts payable	Common stock issued as payments for accounts payable Series E Preferred Stock	Other Issue	Held in Escrow	Common Stock	Common Stock Other Issue	Common Stock Held in Escrow	COMMON STOCK ADDITIONAL PAID-IN CAPITAL	COMMON STOCK ADDITIONAL PAID-IN CAPITAL Other Issue	COMMON STOCK ADDITIONAL PAID-IN CAPITAL Held in Escrow	ADDITIONAL PAID-IN CAPITAL SERIES E PREFERRED STOCK	ADDITIONAL PAID-IN CAPITAL SERIES E PREFERRED STOCK Common stock issued as payments for accrued salaries and expenses	ADDITIONAL PAID-IN CAPITAL SERIES E PREFERRED STOCK Common stock issued as payments for accounts payable	ACCUMULATED DEFICIT
Beginning Balance at Dec. 31, 2008	$ (15,452,154)								$ 1,848			$ 109,848,580						$ (125,302,582)
Beginning Balance (in shares) at Dec. 31, 2008									184,704,015
Shares issued for cash (in shares)									18,123,014
Shares issued for cash	1,882,354								181			1,882,173
Shares issued for conversion of notes (in shares)									25,683,212
Shares issued for conversion of notes	2,703,199								257			2,702,942
Shares issued for settlement of debt (in shares)									2,720,346
Shares issued for settlement of debt	131,780								27			131,753
Shares issued for services (in shares)									31,484,999
Shares issued for services	2,934,000								314			2,933,686
Shares issued for options exercised (in shares)									75,000
Shares issued for options exercised									1			(1)
Shares issued for interest (in shares)									250,000
Shares issued for interest	9,500								3			9,497
Fair value of vested options issued for officers' and directors' compensation	2,134,120											2,134,120
Warrants issued with convertible notes	28,060											28,060
Modification of warrants	443,305											443,305
Preferred Series E shares issued (in shares)				70,385		29,615
Preferred Series E shares issued			440,607	70	185,387	30										440,537	185,357
Net loss	(9,414,507)																	(9,414,507)
Ending Balance at Dec. 31, 2009	(13,974,349)	100							2,631			120,114,115			625,894			(134,717,089)
Ending Balance (in shares) at Dec. 31, 2009		100,000							263,040,586
Shares issued for cash (in shares)									23,111,159
Shares issued for cash	1,703,129								231			1,702,898
Shares issued for settlement of debt (in shares)									14,354,809
Shares issued for settlement of debt	952,478								144			952,334
Shares issued for services (in shares)									22,032,005
Shares issued for services	1,571,919								220			1,571,699
Fair value of vested options issued for officers' and directors' compensation	776,638											776,638
Modification of warrants	29,262											29,262
Preferred Series E shares cancelled and returned (in shares)				(70,385)		(29,615)
Preferred Series E shares cancelled and returned			(440,607)	(70)	(185,387)	(30)										(440,537)	(185,357)
Net loss	(9,796,010)																	(9,796,010)
Ending Balance at Dec. 31, 2010	(19,362,927)								3,226			125,146,946						(144,513,099)
Ending Balance (in shares) at Dec. 31, 2010									322,538,559
Shares issued for cash (in shares)									27,354,998
Shares issued for cash	2,051,625								274			2,051,351
Shares issued for settlement of debt (in shares)									17,562,200
Shares issued for settlement of debt	352,911								176			352,735
Shares issued for acquisition (in shares)										24,500,000	5,500,000
Shares issued for acquisition							1,837,500	412,500		245	55		1,837,255	412,445
Shares issued for services (in shares)									2,448,331
Shares issued for services	182,266								24			182,242
Shares issued for options exercised (in shares)									1,615,129
Shares issued for options exercised									16			(16)
Shares issued for compensation and accrued salaries (in shares)									3,666,667
Shares issued for compensation and accrued salaries	266,000								37			265,963
Shares issued for directors' fees (in shares)									1,300,000
Shares issued for directors' fees	87,200								13			87,187
Restricted shares issued for bonuses (in shares)									20,250,000
Restricted shares issued for bonuses	234,500								202			234,298
Vested restricted shares issued as share-based compensation	60,719											60,719
Fair value of vested options issued for officers' and directors' compensation	795,087											795,087
Cashless exercise of warrants (in shares)									148,276
Cashless exercise of warrants									1			(1)
Net loss	(1,119,400)																	(1,119,400)
Ending Balance at Dec. 31, 2011	$ (14,202,019)								$ 4,269			$ 131,426,211						$ (145,632,499)
Ending Balance (in shares) at Dec. 31, 2011									426,884,160

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,119,400)	$ (9,796,010)	$ (9,414,507)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	123,450	968,700
Amortization of debt discount			176,465
Fair value of share-based compensation	1,109,580	2,461,364
Amortization of intangible asset		968,700	1,049,425
Fair value of stock based compensation		1,571,919	3,102,725
Fair value of vested options		889,445	2,134,120
Change in fair value of derivative liabilities	(1,204,069)	(77,176)	1,287,984
Fair value of modification of warrants		29,262	443,305
Impairment of intangible assets		1,210,875
Accrued interest on notes payable	419,792	419,792	482,966
Gain on extinguishment of liabilities to joint venture partner	(2,474,753)		(629,563)
Change in operating assets and liabilities:
Accounts receivables	(8,411)
Other receivables	68,000
Inventories	15,125	1,545,490	(1,545,490)
Prepaid expenses	(31,437)
Accounts payable	521,829	1,438,582	615,808
Accrued liabilities	639,416	136,148
Deferred revenues	204,660
NET CASH USED IN OPERATING ACTIVITIES	(1,736,218)	(1,684,450)	(1,990,590)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition, net of cash acquired	(336,032)
Deposits		10,800	(11,150)
Property and equipment	(3,683)
Deposits	350	10,800
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(339,365)	10,800	(11,150)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on notes payable			(25,411)
Proceeds from notes and loans payable			140,000
Proceeds from sale of common stock	2,051,624	1,703,129	1,882,354
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,051,624	1,703,129	1,996,943
NET CHANGE IN CASH	(23,959)	29,479
NET CHANGE IN CASH AND EQUIVALENTS		29,479	(4,797)
CASH - BEGINNING OF YEAR	29,491	12
CASH AND EQUIVALENTS - BEGINNING OF YEAR	29,491	12	4,809
CASH - END OF YEAR	5,532	29,491	12
CASH AND EQUIVALENTS - END OF YEAR		29,491	12
Cash paid during the period for:
Interest	38,519	290	2,903
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of notes payable to common stock			2,618,973
Non-cash equity-warrant valuation and intrinsic value of beneficial conversion associated with convertible notes			28,060
Acquisition payable due seller	250,000
Segment, Discontinued Operations
Change in operating assets and liabilities:
Other accrued liabilities		(21,477)
Common stock issued for acquisition | Common Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued	2,250,000
Common stock issued as payments for accounts payable
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock issued (cancelled and returned)		(185,387)	185,387
Common stock issued as payments for accounts payable | Common Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued	496,486	528,478	13,031
Common stock issued as payments for accrued salaries and expenses
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock issued (cancelled and returned)		(440,607)	440,607
Common stock issued as payments for accrued salaries and expenses | Common Stock
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued	178,691	424,000	43,750
Stock Option
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock options for accrued bonus and expenses	193,926	81,119
Segment, Continuing Operations
Change in operating assets and liabilities:
Other accrued liabilities		$ 136,148	$ 306,172

Description of Business and Significant Accounting Policies	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Description of Business and Significant Accounting Policies

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

DESCRIPTION OF BUSINESS

World Surveillance Group Inc. (the “Company”) designs, develops, markets and sells autonomous lighter-than-air (LTA) unmanned aerial vehicles (UAVs) capable of carrying payloads that provide persistent security and/or wireless communication from air to ground solutions at low, mid and high altitudes. The Company’s airships, when integrated with electronics systems and other high technology payloads, are designed for use by government-related and commercial entities that require real-time intelligence, surveillance and reconnaissance or communications support for military, homeland defense, border control, drug interdiction, natural disaster relief and maritime missions.

The Company’s wholly-owned subsidiary Global Telesat Corp. (GTC), provides mobile voice and data communications services globally via satellite to the U.S. government and defense industry end users. GTC specializes in services related to the Globalstar satellite constellation, including ground station construction, satellite telecommunications voice airtime and tracking devices. GTC is also an authorized reseller of satellite telecommunications services offered by other leading satellite network providers such as Inmarsat, Iridium and Thuraya. GTC’s equipment is installed in various ground stations across Africa, Asia, Australia, Europe and South America.

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements of World Surveillance Group Inc. and its subsidiaries (“WSGI” or the “Company”) were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the assets, liabilities, revenues and expenses of all majority-owned subsidiaries over which the Company exercises control and, where applicable entities for which the Company has a controlling financial interest or is the primary beneficiary.

All material intercompany accounts and transactions are eliminated in consolidation.

The preparation of financial statements in accordance with U.S. GAAP requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company’s consolidated financial statements include amounts that are based on management’s best estimates and judgments. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the current-year presentation. These reclassifications had no impact on our results of operations, financial position, or changes to shareholders’ deficit.

GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. However, as reflected in the accompanying consolidated financial statements, the Company incurred a loss from operations of $1,119,400 for the year ended December 31, 2011 and negative cash flows from operations of $1,736,218 for the year ended December 31, 2011. The Company had a working capital deficit of $16,837,985 and total stockholders’ deficit of $14,202,019 at December 31, 2011. The Company had an accumulated deficit of $145,632,499 at December 31, 2011.  These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to raise additional funds either through investments or by generating revenue from the sale of the Company’s products to continue its business operations and implement its strategic plan, which includes, among other things, continued development of its UAVs, the pursuit or continued development of strategic relationships and expansion of the Company’s subsidiary GTC’s business. The Company’s business plan, which if successfully implemented, will allow it to sell UAVs and other products for a profit, which in turn will reduce the Company’s dependence on raising additional funds from outside sources. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The Company anticipates a net loss to continue for at least the next several quarters if not for all of the year 2012.

Additional cash will be needed to support our ongoing operations until such time that operations provide sufficient cash flow to cover expenditures.  We are currently pursuing both short and long-term financing options from private investors as well as through institutional investors.  We are also working to commercialize our Argus One airship, our aerostats and GTC products to begin generating revenues from customers.  We anticipate generating revenues from the sale of our airships in 2012 and are already generating revenue from our GTC products.  The costs associated with our strategic plan are variable and contingent on our ability to raise capital or begin generating revenue from customer contracts, but we expect to need funding of approximately $3 million over the next 12 months. We have an agreement with La Jolla Cove Investors for an additional $5 million of funding, however, the timing of such financing is dependent on the effectiveness of a registration statement we filed with the SEC. We continue to have discussions with Space Florida and other entities relating to funding, but there can be no assurance that such funding will be received in the amounts required, on a timely basis, or at all.  While we believe we will be able to continue to raise capital from various funding sources in such amounts sufficient to sustain operations at our current levels through at least December 31, 2012, if we are not able to do so and if we are not able to generate revenue through the sale of our products, we would likely need to modify our strategy or cut back or terminate some of our operations. If we are able to raise additional funds through the issuance of equity securities, substantial dilution to existing shareholders may result.  However, if our plans are not achieved and/or if significant unanticipated events occur or if we are unable to obtain the necessary additional funding on favorable terms or at all, we will likely have to modify our business plan and reduce, delay or discontinue some or all of our operations to continue as a going concern or seek a buyer for all or a portion of our assets. As of the date hereof, we continue to raise capital to sustain our current operations.

REVENUE RECOGNITION

The Company recognizes revenue when all four of the following criteria are met: 1) persuasive evidence of an arrangement exists; 2) delivery has occurred and title has transferred or services have been rendered; 3) our price to the buyer is fixed or determinable; and 4) collectability is reasonably assured.

INCOME TAXES

The Company accounts for income taxes using the asset and liability approach. Under this approach, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not be realized. (See Note 11)

U.S. GAAP requires that, in applying the liability method, the financial statement effects of an uncertain tax position be recognized based on the outcome that is more likely than not to occur.  Under this criterion the most likely resolution of an uncertain tax position should be analyzed based on technical merits and on the outcome that will likely be sustained under examination. There were no adjustments related to uncertain tax positions recognized during the years ended December 31, 2011 and 2010, respectively.

FAIR VALUE MEASUREMENTS

U.S. GAAP includes a framework for measuring fair value, which also addresses disclosure requirements for fair value measurements. Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value, in this context, should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, including the Company’s own credit risk.

Under the measurement framework, a fair valuation hierarchy for disclosure of the inputs to valuation used to measure fair value has been established. This hierarchy prioritizes the inputs into three broad levels that reflect the degree of subjectivity necessary to determine fair value measurements, as follows.  Level 1 inputs are based on unadjusted quoted prices in active markets for identical assets or liabilities.  Level 2 inputs are based on quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly, through market corroboration, for substantially the full term of the asset or liability.  Level 3 inputs are unobservable inputs and reflect the Company’s estimates of assumptions that market participants would use to measure assets and liabilities at fair value.  The fair values are therefore determined using model-based techniques that include option pricing models and discounted cash flow models. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments include cash and cash equivalents, accounts payable, notes payable and derivative instruments. The carrying values for the current financial assets and liabilities, including cash and cash equivalents, accounts payable and notes payable approximate fair value due to their short maturity. The fair values of the Company’s derivative instruments are recorded in the consolidated balance sheets. (See Note 8)

BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE

Basic and diluted net income (loss) per common share has been computed by dividing the net income (loss) by the weighted average number of shares of common stock outstanding during each period. Whenever net losses are reported, the weighted average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive, thus resulting in a diluted loss per share less than the basic loss per share. If all outstanding options, warrants and convertible shares were converted or exercised as of December 31, 2011, the shares outstanding would be 514,718,451.

 PROPERTY AND EQUIPMENT

Property and equipment are carried at historical cost less accumulated depreciation.  Depreciation is based on the estimated service lives of the depreciable assets and is calculated using the straight-line method. Expenditures that increase the value or productive capacity of assets are capitalized.  Fully depreciated assets are retained in the property and equipment, and accumulated depreciation accounts until they are removed from service.  When property and equipment are retired, sold or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in operations.  Repairs and maintenance are expensed as incurred.

The estimated useful lives of property and equipment are generally as follows:

·	Appliqués and ground stations	15 – 25 years
·	Machinery and equipment	3 – 12 years
·	Office furniture and fixtures	3 – 10 years
·	Computer hardware and software	3 – 7 years
·	Transportation vehicles	3 – 6 years

The Company follows the authoritative guidance for impairment testing of property and equipment, which requires that a triggering event occur before impairment testing an asset or group of assets is appropriate. Triggering events include but are not limited to a significant disposal of a portion of such assets, an adverse change in the market involving the business employing the related asset, a significant decrease in the benefits realized from an acquired business, difficulties or delays in integrating the acquired business, and a significant change in the operations of an acquired business. Once a triggering event has occurred, the Company performs the impairment test based on its intention to hold or sell the asset or asset group. If the Company intends to hold the asset or group of assets for continued use, the Company compares the asset or asset group’s carrying value to the sum of their estimated undiscounted future cash flows. If the carrying value of the asset or asset group exceeds the sum of their estimated undiscounted future cash flows, the asset or asset group is deemed impaired and the Company recognizes an impairment loss for the difference. If the Company intends to sell the asset or asset group and certain other criteria are met (i.e., the asset can be disposed of currently, appropriate levels of authority have approved the sale, and there is an actively pursuing buyer), the Company compares the asset’s or asset group’s carrying value to its fair value less costs to sell. The Company generally determines fair value by using the discounted cash flow method. If the carrying value of the asset or group of assets is greater than the fair value less costs to sell, the asset or asset group is deemed impaired and the Company recognizes an impairment loss for the difference. Generally, the Company performs its testing of the asset or asset group at the lowest level for which identifiable cash flows are available. Assets held for sale are separately presented on the balance sheet and are no longer depreciated.

DERIVATIVE FINANCIAL INSTRUMENTS

Derivative liabilities primarily relate to warrants to purchase common stock of the Company issued in conjunction with certain debt and equity financings. Each reporting period the Company determines the fair value of the stock warrants using the Black-Scholes option pricing model at the balance sheet date. Changes in the fair value of the stock warrants are recognized each period in current earnings. (See Note 8)

SHARE-BASED COMPENSATION

The Company offers share-based compensation programs to its officers, directors and employees that consist of employee stock options, common stock and restricted stock awards. Common stock and restricted stock awards are issued at the closing price of the Company’s common stock on the date of grant. The Company recognizes compensation expense ratably over the vesting periods for restricted stock awards using the grant date fair value of the stock awarded. The Black-Scholes option pricing model is used to value stock options, and compensation expense is recognized ratably over the requisite service vesting period. Stock options typically have contractual terms of three to seven years.  Share-based compensation for employees and non-employees is reflected in the appropriate functional expense category, primarily general and administrative, and research and development. Share-based compensation incurred during the years ended December 31, 2011 and 2010 was $1,109,580 and $2,461,364, respectively. (See Note 10)

NOTE 1

Description of Business and Significant Accounting Policies

Description of Business

Sanswire Corp. (the “Company”) designs, develops, markets and sells technologically advanced autonomous lighter-than-air (LTA) unmanned aerial vehicles (UAVs) capable of carrying payloads that provide persistent security and/or wireless communication from air to ground solutions at low, mid and high altitudes. The Company’s airships, when integrated with electronics systems and other high technology payloads, are designed for use by government-related and commercial entities that require real-time intelligence, surveillance and reconnaissance or communications support for military, homeland defense, border control, drug interdiction, natural disaster relief and maritime missions.

Principles of Consolidation

The Consolidated Financial Statements include the accounts of the Company, its majority owned subsidiaries and variable interest entity where the Company is the primary beneficiary, after elimination of intercompany transactions.

Use of Estimates

The preparation of these financial statements requires the use of certain estimates by management in determining the Company’s assets, liabilities, revenues and expenses and related disclosure. Actual results could differ from those estimates.

Reclassifications

Certain 2009 amounts have been reclassified to conform to the 2010 presentation.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. However, as reflected in the accompanying consolidated financial statements, the Company had a net loss of $9,796,010 and negative cash flow from operations of $1,684,450 for the year ended December 31, 2010, and had a working capital deficit of $19,363,277 and a stockholders’ deficit of $19,362,927 at December 31, 2010.  The Company had an accumulated deficit of $144,513,099 at December 31, 2010. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to raise additional funds either through investments or by generating revenue from the sale of our products to continue its business operations and implement its strategic plan, which includes, among other things, continued development of its UAVs and the pursuit or continued development of strategic relationships.

The Company’s business plan, which if successfully implemented, will allow it to sell UAVs for a profit, which in turn will reduce the Company’s dependence on raising additional funds from outside sources. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The Company anticipates a net loss to continue for the next several quarters if not for all of the year 2011.

Additional cash will be needed to support the Company’s ongoing operations until such time that operations provide sufficient cash flow to cover expenditures. The Company is currently pursuing both short and long-term financing options from private investors as well as through institutional investors. The Company is also working to commercialize its Argus One airship to begin generating revenue from customers. The costs associated with its strategic plan are variable and contingent on its ability to raise capital or begin generating revenues from customer contracts. While the Company believes it will be able to continue to raise capital from various funding sources in such amounts sufficient to sustain operations at its current levels through at least December 31, 2011, if the Company is not able to do so and if it is not able to generate revenue through the sale of its products, the Company would likely need to modify its strategy by curtailing certain development or marketing initiatives or by cutting back or terminating some of its  operations. The Company currently has a funding commitment letter for $1.5 million from a third party, but it is subject to a number of conditions, including completion of due diligence, Board approvals, financial market conditions, no material adverse change in our business, properties or financial condition and governmental and other approvals. There can be no assurance that this funding will occur. If the Company is able to raise additional funds through the issuance of equity securities, substantial dilution to existing shareholders may result. However, if the Company’s plans are not achieved and/or if significant unanticipated events occur or if the Company is unable to obtain the necessary additional funding on favorable terms or at all, the Company will likely have to modify its business plan, and reduce, delay or discontinue some or all of its operations to continue as a going concern or seek a buyer for all or a portion of its assets.

Concentration of Credit Risk

The Company continues to focus on the development and commercialization of its airships. To date, the Company has not made any significant airship sales and, therefore, has no significant concentrations of credit risk.

Revenue Recognition

The Company recognizes revenue when title passes and all substantial risks of ownership change, which generally occurs either upon shipment or upon delivery based upon contractual terms.

Cash and Cash Equivalents

Cash and cash equivalents include cash on-hand and highly liquid investments that have a maturity of three months or less when purchased.

Inventories

Inventories are stated at the lower of cost or market using the first-in, first-out method. The Company reduces its inventory value for estimated obsolete and slow moving inventory in an amount equal to the difference between the cost of inventory and the net realizable value based upon estimates about future demand and market conditions. As of December 31, 2010 and 2009, the Company had no reserve established for excess and obsolete inventory. (See Note 5 for additional information)

Other Long-Lived Assets

The Company tests its other long-lived assets for impairment in accordance with relevant authoritative guidance. The Company evaluates if impairment indicators related to its other long-lived assets are present. These impairment indicators may include a significant decrease in the market price of a long-lived asset or asset group, a significant adverse change in the extent or manner in which a long-lived asset or asset group is being used or in its physical condition, or a current-period operating or cash flow loss combined with a history of operating or cash flow losses or a forecast that demonstrates continuing losses associated with the use of a long-lived asset or asset group. If impairment indicators are present, the Company estimates the future cash flows for the asset or group of assets. The sum of the undiscounted future cash flows attributable to the asset or group of assets is compared to their carrying amount. The cash flows are estimated utilizing various projections of revenues and expenses, working capital and proceeds from asset disposals on a basis consistent with the Company’s strategic plan. If the carrying amount exceeds the sum of the undiscounted future cash flows, the Company determines the asset’s fair value by discounting the future cash flows using a discount rate required for a similar investment of like risk and records an impairment charge as the difference between the fair value and the carrying value of the asset group. Generally, the Company performs its testing of the asset group at the lowest level for which identifiable cash flows are available.

Intangible Assets

Intangible assets are related to the Company’s intellectual property rights. Intangible assets with finite lives are amortized over their estimated useful lives, which are three years for patents and intellectual property. In addition to amortization, intangible assets are tested at least annually for impairment, or whenever events or changes in circumstances indicate that the carrying amount should be assessed. An asset is considered impaired if its carrying amount exceeds the future net cash flow the asset is expected to generate. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. The Company generally measures fair value by considering sales prices for similar assets or by discounting estimated future net cash flows from such assets using a discount rate reflecting our average cost of capital. (See Note 4 for impairment of the intangible assets in 2010)

Stock-Based Compensation

The Company issues stock-based compensation to its officers, directors and employees that consist of stock options, common stock and restricted stock awards. Common stock and restricted stock awards are issued at the closing price of the Company’s common stock on the date of grant. The Company recognizes compensation expense on the date of grant for common stock awards and ratably over the vesting periods for restricted stock awards. The Company uses the Black-Scholes option pricing model to value stock options and recognizes compensation expense ratably over the requisite service vesting period. Stock options typically have contractual terms of three years.

Research and Development Costs

Research and development costs relating to both future and current products are expensed as incurred. These costs totaled $2,162,837 and $0 in 2010 and 2009, respectively.

Derivative Financial Instruments

Derivative liabilities primarily relate to warrants to purchase common stock of the Company issued in conjunction with certain debt and equity financings. Each year the Company determines the fair value of the stock warrants using the Black-Scholes option pricing model at the balance sheet date. Changes in the fair value of the stock warrants are recognized each period in current earnings.

Disclosures about Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, accounts payable, notes payable and derivative instruments. The carrying values for the current financial assets and liabilities, including cash and cash equivalents, accounts payable and notes payable approximate fair value due to their short maturity. The fair values of the Company’s derivative instruments are recorded in the consolidated balance sheets and disclosed in Note 8.

Income Taxes

The Company accounts for deferred income taxes using the asset and liability approach. Under this approach, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not be realized.

Basic and Diluted Net Loss per Common Share

Basic and diluted net loss per common share has been computed by dividing the net loss by the weighted average number of shares of common stock outstanding during each period. In periods where losses are reported, the weighted average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. If all outstanding options, warrants and convertible shares were converted or exercised as of December 31, 2010, the shares outstanding would be 394,595,057. As of March 21, 2011, the Company had 329,852,704 shares of common stock outstanding. The Company is obligated under various existing agreements, options and warrants to issue additional shares of its common stock.

Recent Accounting Pronouncements

In June 2009, the FASB issued authoritative guidance changing the way entities account for securitizations and other transfers of financial instruments. In addition to increased disclosure, this guidance eliminates the concept of qualifying special purpose entities and changes the test for consolidation of variable interest entities. This guidance was effective for the Company on January 1, 2010. The adoption of the authoritative guidance did not have a material impact on the Company’s consolidated financial statements.

Discontinued Operations	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
DISCONTINUED OPERATIONS

NOTE 2. DISCONTINUED OPERATIONS

During 2007, the Company discontinued operations of its telecom and wireless segments and reported the effects as discontinued operations.  The assets and liabilities from its discontinued operations are carried at fair value in the consolidated balance sheets at December 31, 2011 and 2010 as follows:

	Telecom	GlobeTel Wireless	Total
Cash	$6,406	$—	$6,406
ASSETS FROM DISCONTINUED OPERATIONS	$6,406	$—	$6,406

Accounts payable	$140,116	$1,216,208	$1,356,324
Accrued liabilities	9,605	—	9,605
LIABILITIES FROM DISCONTINUED OPERATIONS	149,721	1,216,208	1,365,929

Net liabilities of discontinued operations	$143,315	$1,216,208	$1,359,523

No income or expenses were incurred by the Company related to its discontinued operations during 2011. During 2010, the Company reported a net loss from discontinued operations of $9,782.

NOTE 2

Discontinued Operations

During 2007, the Company discontinued operations relating to its telecom and wireless activities. The loss from discontinued operations reported in 2010 related to payroll and payroll-related expenses.

The following table summarizes the results of businesses reported as discontinued operations of the Company for the years ended December 31,

	2010	2009
GlobeTel Wireless
Loss from discontinued operations (payroll related costs)	$(9,782)	$—
Loss from discontinued operations	$(9,782)	$—

The following assets and liabilities from discontinued operations were included in the Company’s consolidated balance sheet as of December 31,

2010	Telecom	GlobeTel Wireless	Total
Cash	$6,406	$—	$6,406
Total assets	$6,406	$—	$6,406

Accounts payable	$140,116	$1,216,208	$1,356,324
Accrued liabilities	9,605	—	9,605
Total current liabilities	149,721	1,216,208	1,365,929

Net liabilities of discontinued operations	$143,315	$1,216,208	$1,372,335

2009	Telecom	GlobeTel Wireless	Total
Cash	$6,406	$—	$6,406
Total assets	$6,406	$—	$6,406

Accounts payable	$140,116	$1,216,208	$1,356,324
Accrued liabilities	9,605	21,477	31,082
Total current liabilities	149,721	1,237,685	1,387,406

Net liabilities of discontinued operations	$143,315	$1,237,685	$1,381,000

SkySat Sale	12 Months Ended
Dec. 31, 2010
SkySat Sale

NOTE 3

SkySat Sale

On April 20, 2010, the Company and Global Telesat Corp. (“GTC”), a shareholder of the Company, entered into an agreement whereby GTC purchased a 50% interest in the Company’s SkySat lighter-than-air, unmanned aerial vehicle for $250,000, which has been paid in full. Pursuant to the terms of the agreement, the Company used the entire cash proceeds during fiscal 2010 to complete certain development work so that the airship could be tested and demonstrated to potential customers. As part of the agreement, the Company granted to GTC, upon full payment of the remaining purchase price, a first lien and security interest in the airship with all remedies of a secured creditor under the Uniform Commercial Code. The Company also granted GTC the option to acquire the remaining 50% interest in the airship for $750,000, payable in 3 equal installments of $250,000, the first installment due within 10 days after exercising the option with the remaining 2 installments due at 30 day intervals. The original option set to expire on December 31, 2010 was extended to December 31, 2011.

Impairment of Joint Venture and Intangible Assets	12 Months Ended
Dec. 31, 2010
Impairment of Joint Venture and Intangible Assets

NOTE 4

Impairment of Joint Venture and Intangible Assets

On June 3, 2008 Sanswire, TAO Technologies Gmbh (“TAO”) and Professor Bernd Kroeplin (“Kroeplin”) restructured the November 2007 agreement and entered into a new agreement to form a 50/50 U.S. based joint venture company owned by Sanswire and TAO to be called Sanswire-TAO Corp. to place, among other things, the license rights to certain TAO intellectual property for the exclusive use in the U.S., Canada and Mexico. The intellectual property included, but was not limited to, an existing patent in Germany as well as any updates to that patent. This integration of Sanswire and Stuttgart, Germany-based TAO was intended to create various strategic advantages for both companies.

On June 3, 2008, the Company reclassified the transaction as the purchase of assets and recognized a $3,229,000 intangible asset related to the intellectual property, including the German patent. The $391,000 paid during 2007 was applied as payment towards the investment. During 2008, the Company paid an additional $653,000 for the investment, made up of $385,000 in cash and the issuance of 2,680,000 shares of the Company’s common stock valued at $268,000. After application of the prior payments, the balance of $2,185,000 due for the investment was included in accrued expenses as of December 31, 2009 and remained in accrued expenses as of December 31, 2010 (see Note 6).

The Company had been amortizing the intangible asset assuming a definite life equal to the remaining life of the patent, which was through March 3, 2012. During the normal process of testing for an intangible impairment, the Company updated its ASC 360 analysis as of the end of December 2009 and determined there were no cash flows associated with the Company’s intangible assets. The Company then determined that the appropriate method of determining if any impairment was necessary was the stated value for the intangible assets.

In the fourth quarter of 2010, the Company entered into discussions with TAO and Kroeplin as to the future relationship between the parties and the status of the joint venture. On March 22, 2011, the Company entered into a Settlement Agreement by and among the Company, TAO, Kroeplin and Global Telesat Corp., providing for, among other things, the termination of all existing agreements between the parties (the “Old Agreements”); the retention by TAO and Kroeplin of all cash and shares of the Company’s common stock previously paid to them; the shipping back to TAO by the Company of the old STS 111 (SD34) airship; the discharge of $2,474,753 in debt owed by the Company under the Old Agreements; and the winding down and dissolution of the joint venture, Sanswire-TAO Corp. The Company has decided to base its business going forward exclusively on the technology developed for it by Eastcor Engineering in the United States. Accordingly, the Company has taken an impairment charge of $1,210,875 representing the remaining unamortized balance of the intangible asset at December 31, 2010.

Inventories	12 Months Ended
Dec. 31, 2010
Inventories

NOTE 5

Inventories

The components of inventories were as follows as of December 31,

	2010	2009
Work in process	$—	$1,545,490
Total Inventories	$—	$1,545,490

The work in process inventory at the end of 2009 consisted of a prototype airship. During 2010, the Company determined that such prototype as then configured required additional development and decided to utilize the airship to further product development rather than hold it out for sale in its then current form. Accordingly, the Company charged the amount formerly classified as work in process inventory to research and development costs.

OTHER ACCRUED LIABILITIES	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other Accrued Liabilities

NOTE 5. OTHER ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	December 31, 2011	December 31, 2010
Payroll liabilities	$1,304,303	$998,410
Professional fees	15,000	118,946
Accrued legal claims payable	424,201	274,231
Due to officer	50,000	—
GTC acquisition payable	125,000	—
Other	40,287	—
Due to joint venture partner	—	2,185,000
OTHER ACCRUED LIABILITIES	$1,958,791	$3,576,587

NOTE 6

Other Accrued Liabilities

Accrued liabilities included the following as of December 31,

	2010	2009
Payroll liabilities	$998,410	$1,007,079
Professional fees	118,946	118,946
Accrued legal claims payable	274,231	—
Due to joint venture partner	2,185,000	2,185,000
Other accrued liabilities	$3,576,587	$3,311,025

NOTES PAYABLE	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
NOTES PAYABLE

NOTE 6. NOTES PAYABLE

Notes payable is comprised of the following:

	December 31, 2011	December 31, 2010
Unsecured promissory notes	$5,997,030	$5,997,030
Accrued interest	2,234,272	1,814,480
NOTES PAYABLE	$8,231,302	$7,811,510

Notes payable consists of two unsecured promissory notes aggregating $5,997,030 with no stated interest rate or repayment terms.  The Company has accrued interest at 7% per annum on both notes since their inception and includes the notes in current liabilities.

NOTE 7

Notes Payable

The following is a summary of outstanding debt as of December 31,

	2010	2009
Unsecured promissory notes	$5,997,030	$5,997,030
Accrued interest	1,814,480	1,394,688
Total Notes payable	$7,811,510	$7,391,718

As of December 31, 2010 and 2009, notes payable consisted of two unsecured promissory notes with no stated interest rate or terms of repayment. The Company has accrued interest at 7% per annum on both notes since their inception and includes the notes in current liabilities.

Interest expense relating to these notes for 2010 and 2009 totaled $419,792 and $405,753, respectively.

DERIVATIVE LIABILITIES	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
DERIVATIVE LIABILITIES

NOTE 8.  DERIVATIVE LIABILITIES

The Company follows the authoritative guidance and accounts for derivative instruments at fair value. Gains and losses from changes in the fair value of derivatives are recognized in interest expense. The Company’s derivative instruments are stock warrants that contained anti-dilution provisions that were issued with certain debt and equity financings.

Warrants

In the past, the Company obtained financing from the issuance of convertible promissory notes and stock purchase agreements, which included Class A and Class B warrants. Both Class A and Class B warrants contained anti-dilution rights and are considered to be derivative liabilities under U.S. GAAP. During 2010, the Company adopted two new stock purchase agreements and has issued an aggregate of 8,293,834 warrants under the new stock purchase agreements. The warrants issued under these new stock purchase agreements have no anti-dilution rights and are not derivative liabilities. All warrants have 3-year terms and are exercisable for a purchase price of $0.21 per share or, in the case of Class B warrants, $0.315 per share.

The following table summarizes certain information about the Company’s warrants to purchase common stock.

	Derivative Liabilities			Weighted Average
	Warrants	Warrants	Other	Exercise
	Class A	Class B	Warrants	Price

Outstanding at December 31, 2010	21,909,111	21,186,886	2,377,167	$0.244
Warrants issued	—	—	5,916,667	0.210
Warrants expired	(2,277,285)	(2,197,921)	—	0.208
Outstanding at December 31, 2011	19,631,826	18,988,965	8,293,834	$0.253

The following tables provide the assets and liabilities carried at fair value as determined under the U.S. GAAP measurement framework on a recurring basis:

		Fair Value Measurements at December 31, 2011 using:
	Total	(Level 1)	(Level 2)	(Level 3)
Derivative liabilities	125,420	—	—	125,420
Totals	$125,420	$—	$—	$125,420

		Fair Value Measurements at December 31, 2010 using:
	Total	(Level 1)	(Level 2)	(Level 3)
Derivative liabilities	1,329,489	—	—	1,329,489
Totals	$1,329,489	$—	$—	$1,329,489

The derivative liabilities are measured at fair value using quoted market prices and estimated volatility factors, and are classified within Level 3 of the valuation hierarchy, due to use of an estimate of volatility factors. There were no changes in the valuation techniques during the years ended December 31, 2011 or 2010.

The following table provides a summary of the changes in the fair value of the derivative liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2011 and 2010:

Fair Value Measurements Using Level 3 Inputs

Derivative liability
Warrants:
Beginning balance as of December 31, 2009	$1,406,665
Fair value of warrants issued	774,981
Fair value of warrants expired	—
Total fair value adjustment	(852,157)
Balance as of December 31, 2010	1,329,489
Fair value of warrants issued	—
Fair value of warrants expired	—
Total fair value adjustment	(1,204,069)
Balance as of December 31, 2011	$125,420

During the years ended December 31, 2011 and 2010, the Company recognized gains in fair value of derivative liabilities of $1,204,069 and $77,176, respectively.

The fair value of the Class A and Class B warrants, which are derivative liabilities was determined using the Black-Scholes option pricing model with the following assumptions:

	December 31,	December 31,
	2011	2010
Warrants:
Risk-free interest rate	0.06% - 0.25%	0.29% - 1.02%
Expected volatility	29% - 146%	10% - 167%
Expected life (in years)	0.33 - 1.75	0.67 - 2.75
Expected dividend yield	-	-

Aggregate fair value of warrants outstanding	$125,420	$1,329,489

The aggregate intrinsic value of the warrants outstanding and exercisable at December 31, 2011 and 2010 was $0 and $22,675, respectively. All warrants were fully exercisable and there was no unamortized cost to be recognized in future periods.

NOTE 8

Derivative Liabilities

The Company follows the authoritative guidance and accounts for its derivative instruments at fair value. Gains and losses from changes in fair values of derivatives are recognized currently in earnings. The Company’s derivative instruments resulted from the issuance of warrants to purchase shares of common stock associated with certain debt and equity financings that contained anti-dilutive provisions.

Warrants

During 2010 and 2009, the Company entered into financing agreements for convertible promissory notes payable and stock purchase agreements, which included both Class A and Class B warrants. During the fourth quarter of 2010, the Company issued 2,377,167 warrants to purchase common stock of the Company associated with two new stock purchase agreements under which the terms of the warrants have no anti-dilution rights. Warrants issued under the new agreements are not considered to be derivative instruments. All warrants have 3-year terms and are exercisable for a purchase price of $0.21 per share or, in the case of Class B warrants, $0.315 per share.

The following table summarizes certain information about the Company’s warrants to purchase common stock.

	Derivative Liabilities			Weighted
	Warrants	Warrants		Average
	Class A	Class B	Warrants	Exercise Price
Outstanding at December 31, 2008	13,987,204	9,634,763	—	$0.253
Warrants Granted	8,251,982	8,220,236	—	0.262
Warrants Expired	(3,305,382)	(2,203,588)	—	0.252
Outstanding at December 31, 2009	18,933,804	15,651,411	—	$0.258
Warrants Granted	7,356,033	7,356,031	2,377,167	0.255
Warrants Expired	(4,380,726)	(1,820,556)	—	1.42
Outstanding at December 31, 2010	21,909,111	21,186,886	2,377,167	$0.244

The fair value of the Company’s warrants were calculated using the following assumptions:

	December 31,	December 31,
Warrants:	2010	2009

Risk-free interest rate	0.29%-1.02%	0.18%-1.45%
Expected volatility	10%-167%	0.69%-168%
Expected life (in years)	0.67-2.75	0.68-2.92
Expected dividend yield	-	-

Aggregate fair value of warrants outstanding:	$1,329,489	$1,406,665

The aggregate intrinsic value of the Class A and Class B warrants outstanding and exercisable as of December 31, 2010 was $22,675. All warrant shares were fully exercisable and there was no unamortized cost to be recognized in future periods.  The aggregate fair value of the warrants outstanding and exercisable as of December 31, 2010 was $1,329,489 and as of December 31, 2009 was $1,406,665.

COMMITMENTS	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS

NOTE 13. COMMITMENTS

Agreements

The Company has entered into several agreements, letters of intent, and memorandums of understanding during 2011 and 2010 and through the date of this Annual Report on Form 10-K, none of which require the recording of any assets, liabilities, revenues or expenses.

Lease Commitments

The Company’s headquarters are located at the Kennedy Space Center, Fl on State Road 405, Building M6-306A, Room 1400. In December 2011, the Company renewed its annual lease agreement for $1,552 per month plus state sales tax. In June, 2011, the Company entered into an annual lease agreement for office space for GTC’s operations in Aventura, Fl for $2,600 per month plus state sales tax. The Company is also obligated under other annual lease and monthly rentals for additional facilities and office furniture.

Rent expense for 2011 and 2010 was $81,505 and $59,585 respectively.

All of the estimated future minimum rental payments on non-cancelable operating leases as of December 31, 2011 consist of $43,338 due during the year ended December 31, 2012.

NOTE 9

Commitments

Agreements

The Company has entered into several agreements, letters of intent, and memorandums of understanding during 2010 and 2009 and through the date of this Annual Report on Form 10-K, none of which require the recording of any assets, liabilities, revenues or expenses.

Lease Commitments

In December 2010, Sanswire moved its corporate headquarters to the Kennedy Space Center and is now located at State Road 405, Bldg M6-306A, Room 1400, Kennedy Space Center, FL 32815. Base rent under the lease agreement, with a term of one year, is $1,500 per month plus 6% state sales tax. The Company has an option to lease the adjacent Room 1401 for an additional $1,500 per month plus 6% state sales tax, and believes that with this option, the new facilities are adequate for its existing needs and will accommodate future expansion. The Company’s headquarters were previously located at 17501 Biscayne Blvd., Aventura, FL 33160 which was vacated on January 31, 2011 as the lease thereon expired.

Rent expense for 2010 and 2009 was $33,591 and $23,498, respectively.

Estimated future minimum rental payments and lease payments on non-cancelable operating leases as of December 31, 2010 were as follows:

Year Ended December 31, 2011 - $17,490

INCOME TAXES	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES

NOTE 11. INCOME TAXES

The Company has federal and state net operating loss (NOL) carryforwards, which can be used to offset future earnings. Accordingly, no provision for income taxes is recorded in these consolidated financial statements. A deferred tax asset for the future benefits of net operating losses and other differences is offset by a 100% valuation allowance due to the uncertainty of the Company's ability to realize future tax benefits from the losses. These net operating losses will expire in the years 2021 through 2031.

Certain income and expenses are recognized in different periods for tax and financial reporting purposes. The items that give rise to these temporary differences at the Company consist of its NOL carryforwards and the related valuation allowances. The resulting deferred tax assets and liabilities consist of the tax effects (computed at 15%) of the temporary differences and are listed below:

	2011	Current Period Changes	2010
Deferred tax assets:
Net operating loss carry-forwards	$17,245,273	$167,910	$17,077,363
Valuation allowance	(17,245,273)	(167,910)	(17,077,363)
Net deferred tax asset	$—	$—	$—

A reconciliation of income benefit provided at the federal statutory rate of 15% to income tax benefit is as follows:

	2011	2010
Income tax benefit computed at federal statutory rate	$(167,910)	$(1,469,402)
Deferred income taxes	167,910	1,469,402
	$—	$—

At the end of 2011, the Company also had net operating loss carry-forwards of its predecessor, related to its reincorporation and reorganization under the Internal Revenue Code, available to offset future taxable income. These NOL carryforwards total approximately $81,429,083 and expire at various dates through 2021.

The Company operated in multiple tax jurisdictions within the United States of America.  Although management does not believe that the Company is currently under examination in any major tax jurisdiction in which it operates other than for the issues with the IRS as described in Note 14, the Company remains subject to examination in all of those tax jurisdictions until the applicable statute of limitations expire.  As of December 31, 2011, 2006 and subsequent tax years remain subject to examination by the Internal Revenue Service (“IRS”) and in the Company’s major state tax jurisdictions.  The Company does not expect to have a material change to unrecognized tax positions within the next twelve months.

NOTE 10

Income Taxes

Deferred income taxes and benefits for 2010 and 2009 are provided for certain income and expenses, which are recognized in different periods for tax and financial reporting purposes. The tax effects (computed at 15%) of these temporary differences and carry-forwards that give rise to significant portions of deferred tax assets and liabilities consist of the following:

	2009	Current Period Changes	2010
Deferred tax assets:
Net operating loss carry-forwards	$17,077,363	$1,469,402	$18,546,765
	17,077,363	1,469,402	18,546,765
Valuation allowance	(17,077,363)	(1,469,402)	(18,546,765)
Net deferred tax asset	$—	$—	$—

A reconciliation of income benefit provided at the federal statutory rate of 15% to income tax benefit is as follows:

	2010	2009
Income tax benefit computed at federal statutory rate	$(1,469,402)	$(1,412,176)
Deferred income taxes	1,469,402	1,412,176
	$—	$—

The Company has accumulated net operating losses, which can be used to offset future earnings. Accordingly, no provision for income taxes is recorded in the consolidated financial statements. A deferred tax asset for the future benefits of net operating losses and other differences is offset by a 100% valuation allowance due to the uncertainty of the Company's ability to utilize the losses. These net operating losses will expire in the years 2021 through 2036.

At the end of 2010, the Company had net operating loss carry-forwards of its predecessor, related to the reincorporation as an "F" reorganization under the Internal Revenue Code, of approximately $81,429,083, which expire at various dates through 2021.

COMMON STOCK TRANSACTIONS	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
COMMON STOCK TRANSACTIONS

NOTE 9. COMMON STOCK TRANSACTIONS

In July 2011, the authorized shares of the Company’s common stock were increased from 500 million to 750 million.

During the year ended December 31, 2011, the Company issued the following shares of common stock:

SHARES	CONSIDERATION	VALUATION
27,354,998	Shares issued for cash (net of offering costs)	$2,051,625
17,562,200	Shares issued for settlement of debts	352,911
30,000,000	Shares issued for acquisition	2,250,000
2,448,331	Shares issued for services	182,266
1,300,000	Shares issued for directors fees	87,200
3,666,667	Shares issued for compensation and accrued salaries	266,000
20,250,000	Restricted shares issued for bonuses	234,500
1,763,405	Cashless exercises - warrants and options	—
104,345,601

During the year ended December 31, 2010, the Company issued the following shares of common stock:

SHARES	CONSIDERATION	VALUATION
23,111,159	Shares issued for cash (net of offering costs)	$1,703,129
14,354,809	Shares issued for settlement of debts	952,478
11,032,005	Shares issued for services	810,886
6,000,000	Shares issued for directors fees	551,750
5,000,000	Shares issued for bonuses	209,283
59,497,973

The valuation for the common stock issued is based upon the fair value of the stock at the date of issue. Unvested restricted stock will be recorded according to its vesting schedule on future date(s). No values are recorded on the date of the cashless exercise for warrants and options as their valuations were recorded on the date of grant or issuance.

FOOTNOTE 11

COMMON STOCK TRANSACTIONS

During the year ended December 31, 2010, the Company issued the following shares of common stock:

SHARES	CONSIDERATION	VALUATION
14,354,809	Settlement of Debts	$952,478
11,032,005	Consulting Services	810,886
5,000,000	Services - Performance Bonus	209,283
23,111,159	Stock for Cash (Net of offering costs)	1,703,129
6,000,000	Stock for Directors Fees	551,750
59,497,973

During the year ended December 31, 2009, the Company issued the following shares of common stock:

SHARES	CONSIDERATION	VALUATION
2,970,346	Settlement of Debts	$141,281
17,934,999	Consulting Services	1,421,250
75,000	Exercised Options	—
35,387,971	Converted Notes Payable and Accrued Interest	3,722,198
12,500,000	Services - Performance Bonus	1,405,000
8,418,255	Stock for Cash (Net of offering costs)	863,355
1,050,000	Stock for Directors Fees	107,750
78,336,571

The valuation amounts of the above common stock transactions are based on the amounts that common stock and related additional paid-in capital were increased (decreased) upon recording of each transaction. For exercises of stock options, no values are indicated, whereas the options were valued and the additional paid-in capital account was increased upon the original issuance (grant) of the options and no additional charges were recorded upon exercise of the options.

The following table summarizes the changes in the number of shares of common stock for the following periods:

	Shares	Weighted average grant date fair value
Outstanding at December 31, 2008	184,704,015	$0.559
Granted	78,336,571	0.131
Outstanding at December 31, 2009	263,040,586	0.431
Granted	64,497,973	0.086
Cancelled	(5,000,000)	0.095
Outstanding at December 31, 2010	322,538,559	$0.367

SHARE-BASED COMPENSATION	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
SHARE-BASED COMPENSATION

NOTE 10. SHARE-BASED COMPENSATION

The Company issues share-based compensation that consists of common stock, restricted stock and stock options to its directors, officers, employees and consultants. All common stock and restricted stock awards are subject to the securities law restrictions of Rule 144 as promulgated under the Securities Act of 1933, as amended.

Common Stock

The Company recognizes the cost of the common stock issued to directors, officers, and employees as compensation expense at the closing market price on the grant date. All common stock awards are fully vested on the date of grant, therefore no unrecognized compensation expense is associated with these awards. The Company awarded 1,300,000 common shares totaling $87,200 for director fees and 3,666,667 common shares totaling $126,000 for compensation and $140,000 for accrued salaries during the year ended December 31, 2011. The director fees and compensation are included in general and administrative expense.

Restricted Stock

Awards of restricted stock are independent of stock option grants and are generally subject to forfeiture if employment terminates prior to vesting. Prior to vesting, ownership of the restricted stock cannot be transferred. The restricted stock has the same voting rights as the common stock. The Company recognizes fair value of restricted stock awards based upon the stock’s closing market price on the grant date as compensation according to the terms of award’s vesting schedule; i.e. ratably over the vesting period or upon attainment of specific performance-based goals and objectives. On December 28, 2011, the Company awarded 5 million restricted shares as 2011 bonuses and 15.25 million restricted shares for 2012 performance-based awards. Compensation expense from vested restricted stock awards totaled $295,219 for 2011 and is reflected in general and administrative expense. There is approximately $715,225 in unrecognized compensation and consulting fees relating to the 2012 performance-based restricted stock awards at December 31, 2011.

Stock Options

The Company has issued stock options at exercise prices equal to the Company’s common stock market price on the date of grant with contractual terms of three to seven years. Historically, the stock options were fully vested and expensed as compensation on the grant date. During 2010, the Company began issuing stock options with vesting schedules and such stock options are generally subject to forfeiture if employment terminates prior to vesting. At December 31, 2011, there were approximately $383,888 in unrecognized compensation expense relating to these awards, of which approximately $363,000 will vest only upon the attainment of specific performance-related goals. Share-based compensation relating to vested options of $521,961 is included in general and administrative expense and $79,200 is included in research and development.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the most recent historical period equal to the expected life of the option); the expected option life (an estimate based on historical experience); the expected dividend yield; and the risk-free interest rate (an estimate based upon on the yields of Treasury constant maturities equal to the expected life of the option).

The fair values for the 3-year and 7-year options granted during the year ended December 31, 2011 were determined using the Black-Scholes option pricing model with the following assumptions:

	3-Year Options	7-Year Options
Expected stock volatility	128.47%	261.62%
Expected option life	3 years	7 years
Expected dividend yield	0.0%	0.0%
Risk-free interest rate	1.180%	2.90%

During the year ended December 31, 2011, the Company issued the following options to acquire common stock:

Date Issued	Shares	Consideration	Valuation	Relationship
02/08/2011	1,500,000	Compensation	$77,570	Corporate Officer
03/02/2011	3,500,000	2010 Bonus Awards	$193,926	Board Member & Mgmt Team
03/30/2011	13,750,000	Performance Based Award	$907,058	Board, Mgmt, and Consultant
	18,750,000		$1,178,554

During the year ended December 31, 2010, the Company issued the following options to acquire common stock:

Date Issued	Shares	Consideration	Valuation	Company Relationship
02/04/2010	200,000	Director Compensation	$7,932	Board Member
02/06/2010	500,000	Director Compensation	$20,665	Board Member
10/06/2010	1,300,000	Employee Incentive Comp	$91,907	Corporate Officer
11/30/2010	1,200,000	Accrued Salary	$81,119	Non Executive Employee
12/27/2010	7,222,222	Employee Incentive Comp	$485,403	Corporate Officer and Board Member
12/27/2010	1,333,333	Director Compensation	$89,613	Board Member
	11,755,555		$776,639

The following table summarizes the stock option activity for the years ended December 31,

	2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of year	26,583,334	$.078	38,042,499	$.298
Granted	18,750,000	.068	11,755,556	.089
Exercised	(3,861,111)	.074	—	—
Forfeited / expired / cancelled	(555,556)	.090	(23,214,721)	.118
Outstanding at end of year	40,916,667	$.067	26,583,334	$.078
Options exercisable at end of year	35,009,904	$.068	25,383,334	$.078
Weighted average remaining contractual term	1.80 years	2.09 years

The following table summarizes information about stock options outstanding and exercisable at December 31, 2011:

	Options Outstanding and Exercisable
Exercise prices	Number outstanding	Weighted average remaining contractual terms (years)	Weighted Average Exercise price
$.045	4,444,444	0.35	$.045
$.066	8,250,000	6.25	.066
$.070	1,093,237	2.11	.070
$.073	2,250,000	1.00	.073
$.075	3,500,000	2.17	.075
$.080	1,500,000	0.27	.080
$.090	12,672,223	1.59	.090
$.094	1,300,000	1.76	.094
	35,009,904	1.80	$.068

The aggregate intrinsic value of the 35,009,904 options outstanding and exercisable at December 31, 2011 was $8,444. The aggregate intrinsic value for the options is calculated as the difference between the prices of the underlying awards and quoted price of the Company’s common stock for the options that were in-the-money at December 31, 2011.

NOTE 12

Stock-Based Compensation

The Company issues stock-based compensation that consists of common stock, restricted stock and stock options to its directors, officers and employees. All common stock and restricted stock awards are subject to the securities law restrictions of Rule 144 as promulgated under the Securities Act of 1933, as amended.

Common Stock

The Company recognizes the cost of the common stock issued to directors, officers, and employees as compensation expense at the closing price on the grant date. All common stock awards are fully vested on the date of grant, therefore there is no unrecognized compensation expense associated with these awards. The Company awarded to directors, officers and employees 10 million shares of common stock totaling $667,033 during 2010 and 13.55 million shares of common stock totaling $1,512,750 during 2009.

Restricted Stock

Awards of restricted stock are independent of stock option grants and are generally subject to forfeiture if employment terminates prior to vesting. Prior to vesting, ownership of the restricted stock cannot be transferred. The restricted stock has the same voting rights as the common stock. The Company recognizes the cost of restricted stock awards ratably over the vesting period as compensation expense at the closing price on the date of grant. The Company issued one million shares of restricted stock totaling $94,000 during 2010 and no restricted stock in 2009. As of December 31, 2010, there is approximately $61,000 in unrecognized compensation associated with this award to be reflected in 2011.

Stock Options

The Company issued stock options under its stock plan at exercise prices equal to the Company’s common stock price on the date of grant with contractual terms of three years. Historically, the stock options were fully vested and expensed as compensation on the grant date. Beginning in 2010, the Company began to issue stock options with vesting schedules and such stock options are generally subject to forfeiture if employment terminates prior to full vesting. There was no unrecognized compensation expense at the end of 2010 and 2009.

During the years ended December 31, 2010 and 2009, the Company issued the following common stock options:

Date Issued	Shares	Consideration	Valuation	Company Relationship
02/04/2010	200,000	Director Compensation	$7,932	Board Member
02/06/2010	500,000	Director Compensation	$20,665	Board Member
10/06/2010	1,300,000	Employee Incentive Comp	$91,907	Corporate Officer
11/30/2010	1,200,000	Accrued Salary	$81,119	Non Executive Employee
12/27/2010	7,222,222	Employee Incentive Comp	$485,403	Corporate Officer and Board Member
12/27/2010	1,333,333	Director Compensation	$89,613	Board Member
	11,755,555		$776,639

Date Issued	Shares	Consideration	Valuation	Relationship
04/10/2009	5,305,550	Employees’ Bonus	$221,238	Non Executive Employees
05/06/2009	8,311,116	Employees’ Bonus	$852,959	Non Executive Employees
05/06/2009	5,555,556	Officer Incentive Compensation	$570,160	Former Chief Executive Officer
06/01/2009	500,000	Officer Incentive Compensation	$63,422	Chief Financial Officer
12/31/2009	4,500,000	Employees’ Bonus	$284,227	Non Executive Employees
12/31/2009	250,000	Director Compensation	$15,791	Board Member
12/31/2009	2,000,000	Officer Incentive Compensation	$126,323	Chief Financial Officer
	26,422,222		$2,134,120

The fair value of stock options granted during 2010 was estimated using the Black-Scholes option pricing model and the following assumptions:

Risk free interest rate	1.36 – 1.52%
Expected life	3 years
Expected volatility	171 - 192%
Expected dividend yield	0%

The following table summarizes the stock option activity for the years ended December 31,

	2010		2009
	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of period	38,042,499	$.298	15,982,752	$.350
Granted	11,755,556	.089	26,422,222	.062
Exercised	—	—	(250,000)	.105
Forfeited / expired / cancelled	(23,214,721)	.118	(4,112,475)	.994
Outstanding at end of period	26,583,334	$.078	38,042,499	$.298
Options exercisable at end of period	25,383,334	$.078	38,042,499	$.298
Weighted average remaining contractual term	2.09 years		1.63 years

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2010:

	Options Outstanding and Exercisable
Exercise prices	Number outstanding	Weighted average remaining contractual terms (years)	Weighted average exercise price
$.045	5,555,555	1.35	$.045
$.073	4,500,000	2.00	.073
$.080	1,500,000	1.27	.080
$.090	12,027,779	2.48	.090
$.094	1,300,000	2.77	.094
$.140	500,000	1.42	.140
	25,383,334	2.09	$.078

The aggregate intrinsic value of 25,383,334 options outstanding and exercisable as of December 31, 2010 was $272,167. The aggregate intrinsic value for the options is calculated as the difference between the prices of the underlying awards and quoted price of the Company’s common stock for the options that were in-the-money as of December 31, 2010.

Preferred Stock	12 Months Ended
Dec. 31, 2010
Preferred Stock

NOTE 13

Preferred Stock

On May 3, 2009, the Board of Directors approved the creation of a Series E Preferred Stock and 100,000 shares of such stock were issued. The terms of the Series E Preferred Stock were subsequently amended on May 14, 2009. The Series E Preferred Stock, as amended, had no dividend or liquidation preference, but did include a conversion feature with preferential voting rights. Each share of the Series E Preferred Stock was convertible into shares of the Company’s common stock (as determined by dividing the Stated Value by the Conversion Price feature) and had 21.5 voting rights for each share received. The Series E Preferred Stock, as amended, had a conversion price of $0.105 and a stated value of $6.26. The Company cancelled all authorized shares of Series A, B, C, and D Preferred Stock.

During 2010, the Company cancelled the 100,000 shares of Series E Preferred Stock authorized and outstanding restoring $440,607 to accrued expenses and $185,387 to accounts payable.

LITIGATION AND CONTINGENCIES	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
LITIGATION AND CONTINGENCIES

NOTE 14. LITIGATION AND CONTINGENCIES

In the ordinary conduct of business, the Company is subject to periodic lawsuits, investigations and litigation claims, which the Company accrues for where appropriate and can be reasonably estimated. The Company cannot predict with certainty the ultimate resolution of such lawsuits, investigations and claims asserted against it.  At December 31, 2011, the Company had the following material contingencies:

Brio Capital

Brio Capital, the holder of a warrant, filed an action against us on February 25, 2011 in the New York Supreme Court, County of New York, for the issuance of approximately 6.2 million shares of common stock upon the exercise of certain warrants. The Court granted a non-final Summary Judgment Order on a portion of the action in favor of Brio in December 2011 requiring the Company, among other things, to issue 6.2 million shares of common stock. The Company has issued the shares required by the Court order. The Company has also entered into a settlement agreement to pay $57,661 in legal fees as required by the Court order and this amount is included in accrued liabilities as of December 31, 2011.

Tsunami Communications v. GlobeTel

On March 3, 2006, Civil Action File No. 06A-02368-5 was filed in Superior Court for Gwinnett County, Georgia by Tsunami Communications and several of its former shareholders. We asserted affirmative defenses and a trial was held in November 2009. By Order of the Court entered on September 2, 2010, an Order was entered against GlobeTel and several other co-defendants for the breach by Sanswire Technologies, Inc. (“ST”) (a then unrelated party) of its asset purchase agreement with the plaintiff Tsunami based on a deemed de facto merger resulting from a subsequent asset purchase agreement between ST and GlobeTel.  As damages, we were ordered to issue 530,015 shares of common stock to former shareholders of Tsunami and pay $229,180 to a former Tsunami shareholder with respect to two outstanding promissory notes. Subsequent to the Order, the plaintiffs filed a Motion for Reconsideration asking the Court to both reconsider its decision to deny several of the plaintiffs’ claims and to substantially increase the award of damages and a Claim for Attorney’s Fees, which has been denied by the Court. The Company has issued the share portion of the Order, but it is in settlement discussions with the plaintiffs relating to the cash portion of the Order. Accrued liabilities at December 31, 2011 include $235,540 to reflect the order.

Peter Khoury

The Company’s former CEO Peter Khoury filed an arbitration proceeding against it on October 10, 2010, and filed an action against the Company in Miami-Dade County in October 2010 which was amended in November 2011 but which was not served on the Company until December 2011, asserting claims for payment of amounts alleged to be due in connection with his services provided to the Company totaling over $400,000 in cash, 1.8 million shares of common stock and an additional $250,000 in shares of common stock.  The Company is in settlement discussions with the plaintiff relating to this matter. Accounts payable and accrued liabilities at December 31, 2011 include $52,483 and $131,000, respectively, to reflect a potential settlement.

The DeCarlo Group

A lawsuit was filed by the DeCarlo Group on November 24, 2010 in Miami-Dade County Courthouse for over $400,000 claimed in connection with CFO and accounting services allegedly rendered to the Company.  It is our position that the Company was overcharged in connection with the services rendered and that no amounts are due. DeCarlo is again seeking a new attorney to represent him in this matter. We have filed a motion to dismiss on various grounds and intend to otherwise defend ourselves vigorously in this matter, but the outcome of the action cannot be predicted.

Siegel

A lawsuit was filed by Frances Siegel, the mother of a former officer and director of the Company, on January 20, 2011 in Miami-Dade County Courthouse for $300,000 plus interest claimed in connection with an alleged investment in the Company back in 2003. The parties have begun preliminary discovery and participated in a mediation session. The Company intends to defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

GlobeTel Wireless Europe GmbH

A lawsuit was filed by Rechtsanwalt Harry Kressel, Court Appointed Insolvency Administrator of the Assets of GlobeTel Wireless Europe GmbH, on March 8, 2011 in the Circuit Court in Brevard County, FL for $165,000 plus interest claimed in connection with the default of the Company on a parent company guaranty with GlobeTel Wireless Europe. We reached a settlement with GlobeTel Wireless Europe resolving this lawsuit, without admitting or denying the allegations. Under the terms of the settlement, we are required to pay them $80,000 over a twelve month period; provided, however, that the total amount is reduced to $65,000 if such amount is paid on or before July 6, 2012. Accounts payable at December 31, 2011 includes $80.000 to reflect the settlement.

Dohan

We filed a lawsuit on November 3, 2008, in the Florida Circuit Court for the Eleventh Circuit in Miami-Dade County, FL against our former auditors, Dohan Brown Salum + Ferro CPA PA n/k/a Dohan Salum + Company CPA PA and the individual auditors who performed work for us.  The claim asserts that but for the professional negligence of the audit firm in failing to observe GAAP and other accounting and auditing standards, we would not have incurred the substantial fees and professional expenses necessary to restate our financials and defend allegations of wrongdoing asserted by the SEC against us. We have filed an amended complaint to add claims. Dohan and Company, P.A., C.P.A.’s filed a related lawsuit against us on July 29, 2011 in the same court alleging unpaid professional accounting fees of $126,820, which case has now been combined with our lawsuit.  The parties have begun preliminary discovery. The Company intends to defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

IRS

During 2010 and 2009, we, under our former name Sanswire Corp., incurred and reported to the Internal Revenue Service (“IRS”) payroll tax liabilities (and deposited the appropriate withholding amounts) during the normal course of business at each payroll cycle.  The Company has reported its payroll tax liabilities for all the tax periods in 2007 and 2008, however, it failed to deposit the appropriate withholding amounts for those periods We recognized this issue and, accordingly, contacted the IRS to make arrangements to pay any taxes due. One such matter has been resolved with the IRS, and we currently estimate the amount involved in the second matter to be approximately $200,000.  We may be subject to additional penalties and interest from the IRS in connection with these payroll tax matters.   We are engaged in discussions with the IRS to settle this matter and have filed an Offer in Compromise with the IRS. The IRS has not agreed to the Company’s offer to settle the tax liability as of the date hereof and the matter is before the IRS Appeals Office.

The Company provides indemnification, to the extent permitted by law, to our officers, directors, employees and agents for liabilities arising from certain events or occurrences while the officer, director, employee, or agent is or was serving at our request in such capacity.

NOTE 14

Litigation and Contingencies

Securities and Exchange Commission

On May 2, 2008, the SEC filed a lawsuit in the United States District Court for the Southern District of Florida against the Company and three former officers of the Company, Timothy J. Huff, Thomas Y. Jimenez and Lawrence E. Lynch. The SEC alleged, among other things, that the Company recorded $119 million in revenue on the basis of fraudulent invoices created by Joseph Monterosso and Luis Vargas, two individuals formerly employed by the Company who were in charge of its wholesale telecommunications business.

The SEC alleged that the Company violated Sections 5(a), 5(c), and 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rules 10b-5, 12b-20, 13a-1, 13a-11 and 13a-13 under the Exchange Act. The SEC sought as relief a permanent injunction, civil penalties, and disgorgement with prejudgment interest. The Commission subsequently consolidated this action with another pending action involving former officers of the Company. The Commission also moved to amend its complaint against the Company to include additional allegations of wrongdoing beginning in 2002, but such amendment did not add any new defendants. The Company vigorously defended itself in this action and on December 16, 2010 the Company reached a settlement with the SEC resolving this lawsuit, without admitting or denying the allegations in the SEC’s complaint, as is consistent with standard SEC practice.

Under the terms of the settlement, the Company was required to pay a civil penalty of $300,000. The funds to pay the civil penalty had been held in escrow since June 2010. Further, the Company consented to a permanent injunction against future violations of Sections 5(a), 5(c) and 17(a) of the Securities Act and Sections 10(b), 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Exchange Act and Rules 10b-5, 12b-20, 13a-1, 13a-11 and 13a-13 thereunder. The Company also agreed to perform certain undertakings, including among others, retaining a Chief Financial Officer, establishing and securing board members for an independent audit committee of our Board of Directors, and retaining an audit committee financial expert for the Board, to enhance its disclosure controls, processes and practices. The Company’s failure to fulfill any such undertaking could result in the SEC’s petitioning the Court for an order for it to pay a penalty of $1.3 million plus interest. On December 16, 2010, the U.S. District Court for the Southern District of Florida was advised of the settlement and dismissed all claims against the Company without prejudice. The Company has satisfied all undertakings required in the settlement to be complied with by it as of the date of this Annual Report on Form 10-K.

Hudson Bay Fund LP et al. and Brio Capital

Hudson Bay Fund LP and Hudson Bay Overseas Fund Ltd. filed an action against the Company on June 16, 2009 in the Supreme Court of New York relating to the warrants attached to a Subscription Agreement between those entities and the Company. The Hudson Bay entities are seeking to re-price the warrants, increase the number of shares they can purchase pursuant to the warrants, certain equitable remedies, and unspecified damages. A non-final Summary Judgment Order in favor of Hudson Bay was granted by the Court in March 2011 requiring the Company, among other things, to issue 9,283,352 shares of common stock. The Company intends to appeal this order and continues to consider the plaintiff’s interpretation of the warrant provisions to be incorrect. The Company intends to continue to vigorously defend the action, but the outcome of the action cannot be predicted. Brio Capital, the holder of a similarly worded warrant, filed an action against the Company on February 25, 2011 in the District Court for the Southern District of New York for the issuance of approximately 6.2 million shares of common stock upon the exercise of certain warrants and the Company is actively working out the appropriate response. The Company intends to vigorously defend the action, but the outcome of the action cannot be predicted.

Tsunami Communications v. GlobeTel

On March 3, 2006, Civil Action File No. 06A-02368-5 was filed in Superior Court for Gwinnett County, Georgia by Tsunami Communications and several of its former shareholders. The Company asserted affirmative defenses and a trial was held in November 2009. By Order of the Court entered on September 2, 2010, a judgment was entered against GlobeTel and several other co-defendants for the breach by Sanswire Technologies, Inc. (“ST”) (a then unrelated party) of its asset purchase agreement with the plaintiff Tsunami based on a deemed de facto merger resulting from a subsequent asset purchase agreement between ST and GlobeTel. As damages, the Company was ordered to issue 530,015 shares of common stock to former shareholders of Tsunami and pay $229,180 to a former Tsunami shareholder with respect to two outstanding promissory notes.

Subsequent to the Order, the plaintiffs filed both a Motion for Reconsideration asking the Court to reconsider its decision to deny several of the plaintiffs’ claims and to substantially increase the award of damages and a Claim for Attorney’s Fees, both of which have been denied by the Court.

Peter Khoury

The Company’s former CEO, Peter Khoury, filed an arbitration proceeding against the Company on October 10, 2010 asserting claims for payment of amounts alleged to be due in connection with his services provided to the Company totaling in the aggregate over $400,000 in cash, 1.8 million shares of common stock and an additional $250,000 in shares of common stock. The Company has filed a motion to dismiss the arbitration that has yet to be heard. Mediation is expected. The Company intends to respond to the allegations and defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

The DeCarlo Group

A lawsuit was filed by the DeCarlo Group on November 24, 2010 in Miami-Dade County Courthouse for over $400,000 claimed in connection with CFO and accounting services allegedly rendered to the Company. It is the Company’s position that the Company was overcharged in connection with the services rendered and that the amounts are not due. The Company has filed a motion to dismiss for improper venue and intends to otherwise defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

Siegel

A lawsuit was filed by Frances Siegel, the mother of a former officer and director of the Company, on January 20, 2011 in Miami-Dade County Courthouse for $300,000 plus interest claimed in connection with an alleged investment in the Company back in 2003. The Company has filed a motion to dismiss and intends to defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

GlobeTel Wireless Europe GmbH

A lawsuit was filed by Rechtsanwalt Harry Kressel, Court Appointed Insolvency Administrator of the Assets of GlobeTel Wireless Europe GmbH, on March 8, 2011 in the Circuit Court in Brevard County, FL for $165,000 plus interest claimed in connection with the default of the Company on a parent company guaranty with GlobeTel Wireless Europe. The Company intends to review and respond to the allegations and defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

Dohan

A lawsuit was filed by the Company on November 3, 2008, in the Florida Circuit Court for the Eleventh Circuit in Miami-Dade County, FL against its former auditors, Dohan + Co. and the individual auditors who performed work for the Company.  The claim asserts that but for the professional negligence of the audit firm in failing to observe GAAP and other accounting and auditing standards, the Company would not have incurred substantial fees and professional expenses to restate its financials and defend allegations of wrongdoing asserted by the SEC against it.  The Company intends to vigorously pursue its claim in this matter, but the outcome of the action cannot be predicted.

IRS

During 2010 and 2009, Sanswire incurred and reported to the Internal Revenue Service (“IRS”) payroll tax liabilities (and deposited the appropriate withholding amounts) during the normal course of business at each payroll cycle. During the period 2007 through 2008, the Company reported its payroll tax liabilities on a timely basis, however, it failed to deposit the appropriate withholding amounts. The Company recognized this issue and, accordingly, contacted the IRS to make arrangements to pay any taxes due. One such matter has been resolved with the IRS, and the Company currently estimates the amount involved in the second matter to be approximately $200,000. The Company may be subject to additional penalties and interest from the IRS in connection with these payroll tax matters.

SUBSEQUENT EVENTS	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date. The following material subsequent events were as follows:

On February 2, 2012, the Company closed on a Securities Purchase Agreement with a California-based institutional investor (the “Investor”) for an aggregate of $5.5 million. The $500,000 initial tranche was funded at the closing in connection with a Convertible Debenture due in February 2015 and an Equity Investment Agreement (the “EIA”). Pursuant to the EIA, the Investor agreed to invest an additional $5.0 million in monthly tranches beginning on the effectiveness of a registration statement the Company filed with the Securities and Exchange Commission, but not prior to 91 days following the closing. The Investor also has the right to purchase an additional $5.0 million of the Company’s common stock at an exercise price of $0.21 per share for a period of three years. The Company intends to use the proceeds of the financing to expand the operations and continue efforts to commercialize and market the mid-altitude Argus One airship and various GTC products, and develop its next generation of airships with longer durations, higher altitudes and increased payload capacities.

In February 2012, the Company filed both a U.S. utility patent application and a patent application under the Patent Cooperation Treaty for an airship design and method of controlling the airship based on our Argus One UAV.

NOTE 15

Subsequent Events

The Company has evaluated subsequent events that have occurred through March 30, 2011, the date of the consolidated financial statements.

On March 2, 2011, the Company entered into a 12% Secured Promissory Note with a principal amount of $200,000. The principal and interest is due in full on March 2, 2012. The note is secured by a security agreement for substantially all of the Company’s assets.

On March 22, 2011, the Company entered into a Settlement Agreement (the “Agreement”) with TAO, Kroeplin and GTC pursuant to which the parties agreed, among other things:

—	To terminate all existing agreements between the parties (the “Old Agreements”);
—	That TAO and Kroeplin are to keep all cash and shares of the Company’s Common Stock previously paid to them and that the Company is to ship back to TAO the old STS 111 (SD34) airship;
—	To discharge $2,474,753 in debt owed by the Company under the Old Agreements, reflected as $2,185,000 in Other Accrued Liabilities and $289,753 in Accounts Payable on the Company’s Consolidated Balance Sheet as of December 31, 2010;
—	To cooperate to wind down and dissolve the joint venture, Sanswire-TAO Corp.;
—	To negotiate the potential terms of a revised relationship among the parties for the next 60 days;
—	To a mutual non-disparagement clause and a mutual release and covenant not to sue for any claim related to the Old Agreements and for any claim that may exist currently;
—	The Company warranted that, to its knowledge, it is not using any trade secret rights of TAO or Kroeplin and that it will not intentionally develop products that use any trade secret rights of TAO or Kroeplin, nor will it intentionally infringe any patent of TAO or Kroeplin in any country where such patent is valid; and
—	That the parties will not use the name, logo or trademarks of any of the parties in any commercial activity or promotional or advertising materials, including on its website.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

NOTE 3. ACQUISITIONS

On May 25, 2011, World Surveillance Group Inc. (the “Company”) entered into a Stock Purchase Agreement (the “Agreement”) by and among the Company, Global Telesat Corp. (“GTC”), Growth Enterprise Fund, S.A. (the “Shareholder”) and David Phipps (“Phipps”) pursuant to which the Company acquired 100% of the outstanding shares of capital stock of GTC, such that GTC is now a wholly-owned subsidiary of the Company.

Pursuant to the Agreement, the purchase price paid by the Company for GTC consisted of: $600,000 in cash, with $350,000 payable on the closing of the acquisition (the “Closing”), $125,000 payable on or before the date that is 60 days after the Closing and the final $125,000 payable on or before the date that is 120 days after the Closing ($75,000 of which remains to be paid for which the Company has a waiver), 30,000,000 shares of the Company’s common stock, and an earn-out equal to 5% of the gross revenues related to the construction by GTC of certain potential satellite ground stations.  Pursuant to the Agreement and an Escrow Agreement, 5,500,000 shares of common stock out of the 30,000,000 shares issued by the Company have been placed in escrow for one year to satisfy possible indemnification claims of the Company.  David Phipps, the President of GTC, has entered into an employment agreement with GTC and WSGI to continue in his role as President of GTC. The Shareholder has the right to nominate two members of the Company’s Board of Directors, both of whom are required to be “independent” under the rules and regulations of the Securities and Exchange Commission. The Agreement also includes restrictions on the sale of the Company’s securities issued as the purchase price by the Shareholder for a two-year period following the Closing.

In connection with the Closing, GTC, the Shareholder and the Company also entered into an Option Agreement dated May 25, 2011 pursuant to which the Shareholder was granted an exclusive option to purchase certain GTC assets on the occurrence of a bankruptcy event of WSGI occurring within 18 months of the Closing at a purchase price equal to 80% of the fair market value of such assets at the time of the bankruptcy event, as determined by an independent valuation firm.

The common stock of the Company issued as purchase price pursuant to the Agreement was issued as restricted securities under an exemption provided by Section 4(2) of the Securities Act of 1933, as amended.  The Agreement, however, provides the Shareholder with certain piggyback registration rights, although these rights have been waived in connection with the registration statement the Company filed pursuant to certain Registration Rights Agreements entered into by the Company in May 2011.

Management believes the Company’s acquisition of GTC reflects the Company’s commitment to strategically expand and diversify our business. GTC provides mobile voice and data communications services globally via satellite to the U.S. government and defense industry end users. GTC specializes in services related to the Globalstar satellite constellation, including ground station construction, satellite telecommunications voice airtime and tracking services.  GTC is also an authorized reseller of satellite telecommunications services offered by other leading satellite network providers such as Inmarsat, Iridium and Thuraya. GTC’s equipment is installed in various ground stations across Africa, Asia, Australia, Europe and South America.

GTC’s operating results since the acquisition date of May 25, 2011 are included in the Company’s Consolidated Statements of Operations for the year ended December 31, 2011. The Company’s Consolidated Balance Sheet at December 31, 2011 reflect the net assets of GTC, effective on the acquisition date of May 25, 2011.

The following table summarizes the original and revised allocation of the GTC acquisition purchase price, which has been accounted at the fair values of the assets acquired and liabilities assumed under the acquisition method of accounting:

	Original Allocation	Allocation Adjustment	Revised Allocation
Current assets	$203,780	(19,000)	$184,780
Property and equipment	2,736,732	19,000	2,755,732
Current liabilities assumed	(90,512)	—	(90,512)
Total Purchase Price	$2,850,000		$2,850,000

The acquired property and equipment primarily consists of eight unique satellite network infrastructure devices, known as appliqués, which provide the signal receipt and processing technology that enables and powers Globalstar’s satellite data service. GTC’s appliqués are located at a number of Globalstar satellite ground stations and provide service across Europe, Russia and parts of Australia, Asia, the Middle East and South America. Long-term contracts with Globalstar allow GTC access to their satellite network for the purposes of offering tracking services for commercial applications over the useful life of the appliqués through 2025. GTC has developed various simplex satellite tracking devices that are capable of transmitting locational and other information from any location within the Globalstar satellite network. Although GTC can sell to U.S. government customers without the need for any form of certification, GTC can not sell such tracking devices commercially without certification from Globalstar and the Federal Communications Commission for use in the U.S., and from comparable entities globally, like CE Mark.  GTC has begun the process to apply for certification to sell these devices both in the U.S. and globally. Although, GTC believes the likelihood of obtaining these certifications is high due to its experience in producing these tracking devices for government customers combined with its knowledge and experience of the Globalstar network and their certification requirements, there is no guarantee that GTC will be able to certify its tracking devices. GTC is currently obtaining certification of their proprietary tracking devices for commercial applications and expects to begin selling the tracking devices and service plans before the end of 2011.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT

NOTE 4.  PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31, 2011	December 31, 2010
Appliqués and ground stations	$2,755,732	$—
Office furniture and fixtures	6,904	—
	2,762,636	—
Less: accumulated depreciation	(126,670)	—
	$2,635,966	$—

IMPAIRMENT OF INTANGIBLE ASSETS AND EXTINGUISHMENT OF DEBT	12 Months Ended
Dec. 31, 2011
IMPAIRMENT OF INTANGIBLE ASSETS AND EXTINGUISHMENT OF DEBT

NOTE 7.  IMPAIRMENT OF INTANGIBLE ASSETS AND EXTINGUISHMENT OF DEBT

In 2008 the Company, TAO Technologies Gmbh (“TAO”) and Professor Bernd Kroeplin (“Kroeplin”) entered into a new agreement to form a 50/50 U.S. based joint venture company owned by the Company and TAO to be called Sanswire-TAO Corp. to place, among other things, the license rights to certain TAO intellectual property for the exclusive use in the U.S., Canada and Mexico. The intellectual property included, but was not limited to, an existing patent in Germany as well as any updates to that patent. This integration of the Company and Stuttgart, Germany-based TAO was intended to create various strategic advantages for both companies.

During the fourth quarter of 2010, the Company had decided to base its business going forward exclusively on the technology developed for it by Eastcor Engineering in the United States. Accordingly, the Company recorded an impairment charge of $1,210,875 representing the unamortized balance of the intangible asset at December 31, 2010.

On March 22, 2011, the Company entered into a Settlement Agreement by and among the Company, TAO, Kroeplin and Global Telesat Corp., providing for, among other things, the termination of all existing agreements between the parties (the “Old Agreements”); the retention by TAO and Kroeplin of all cash and shares of the Company’s common stock previously paid to them; the return of the old STS 111 (SD34) airship by the Company to TAO; the discharge in full of $2,474,753 in debt owed by the Company under the Old Agreements; and the winding down and dissolution of the joint venture, Sanswire-TAO Corp. The Company recorded a $2,474,753 gain on the extinguishment of the debt during the first quarter ended March 31, 2011.  The Sanswire-TAO Corp. was dissolved on June 20, 2011.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

NOTE 12. RELATED PARTY TRANSACTIONS

The accounts receivable balance of $20,886 at December 31, 2011 is attributable to amounts due from Global Telesat Communications Ltd. (“GTCL”). GTCL is based in the United Kingdom and is controlled by a current officer of GTC. Total sales to GTCL were $184,789, and accounted for approximately 91% of WSGI’s total sales of $203,682 in 2011. The deferred revenues of $204,660 at December 31, 2011 include $4,660 associated with subscription sales to GTCL.